LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
16.	LEASES
The Group’s operating leases mainly related to building and the rights to use the land in the PRC. The total expense related to short-term leases were insignificant for period of 2017, 2018 and
2019, and sublease income of the Group were
RMB79, RMB123 and
RMB121
for the years ended December 31, 2017, 2018 and

2019
,

respectively.
A summary of supplemental information related to operating leases in 2019 is as follows:

Year Ended December 31, 2019
Lease cost:
Operating fixed lease cost	3,094
Variable lease cost	10

Total lease cost	3,104

Other information:
Weighted average remaining lease term	11 years
Weighted average discount rate	7.34%
Lease expense for
all
the Group’s operating leases
(including fixed lease cost, variable lease cost and short-term lease cost)

for the years ended December 31, 2017 and 2018 were RMB
2,262
and RMB
2,641
, respectively.
The maturities of lease liabilities in accordance with
ASC
842 in each of the next five years and thereafter are as follows:

Year Ending December 31,
2020	3,236
2021	3,231
2022	3,157
2023	3,031
2024	2,921
Thereafter	18,077

Total minimum lease payments	33,653

Less: amount representing interest	(11,598)

Present value of minimum lease payments	22,055

As of December 31, 2019, the Group has entered six lease contracts that the Group expects to account for as operating leases which is not reflected in the consolidated balance sheets but reflected in the table above as the leases have not commenced.
The undiscounted future minimum payments under non-cancelable operating leases as of December 31, 2018, prior to the adoption of ASC 842 was as follows:

Year Ending December 31,
2019	2,854
2020	2,863
2021	2,777
2022	2,661
2023	2,548
Thereafter	15,669

Total	29,372